Management's consideration of going concern matters	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Managements Consideration Of Going Concern Matters [Abstract]
Managements Consideration Of Going Concern Matters [Text Block]
Note 2:  Management's consideration of going concern matters

The Company has incurred net losses since inception and will require substantial additional capital to continue commercialization of the Company’s power and water technologies (the “Technologies”) and to fund the Company’s liabilities, which included approximately $2.0 million in accounts payable, $8.1 million of convertible debt, $949,000 of payroll tax liabilities (see Note 7) and approximately $1.85 million of other liabilities at June 30, 2011.  In addition, the Company may be subject to tax liens if it cannot abide by the terms of the Offer in Compromise approved by the Internal Revenue Service to satisfactorily settle outstanding payroll tax liabilities (see Note 7).  The consolidated financial statements have been prepared assuming the Company will continue as a going concern, realizing assets and liquidating liabilities in the ordinary course of business and do not reflect any adjustments that might result from the outcome of the aforementioned uncertainties.  Management is considering several alternatives for mitigating these conditions.

Management has undertaken and successfully completed a program to reduce the Company’s outstanding debt as follows:

As more fully described in Note 4, the Company entered into Note Amendment and Forbearance Agreements in January 2011 with the holders of the CASTion Notes originally due May 31, 2010.  As part of these agreements, the Company issued amended CASTion Notes that extended the maturity date until February 29, 2012.

Also as more fully described in Note 4, the Company and certain investors entered into a Bridge Loan Agreement on March 10, 2010 pursuant to which the Company issued convertible notes (the “2010 Bridge Notes”) that provided $4.6 million of funding to the Company in 2010.  Of this amount, $1.9 million was converted into the Company’s Series B Convertible Preferred Stock in July 2010.  The Bridge Loan Agreement and the 2010 Bridge Notes were amended on June 30, 2010 and February 25, 2011.  The amendment on February 25, 2011 extended the maturity date of the 2010 Bridge Notes to February 29, 2012.

As more fully described in Notes 4, 5 and 8, the Company entered into a Bridge Loan and Warrant Amendment Agreement with certain investors on June 17, 2011 pursuant to which the Company received proceeds totaling approximately $2.9 million.  The Bridge Loan and Warrant Amendment Agreement was amended on July 12, 2011 to provide for an additional $1.6 million of funding, bringing the total proceeds to approximately $4.5 million (the “2011 Bridge Loans”).

On July 1, 2011, the Company used approximately $1.6 million of these proceeds to pay down the entire principal balance of the CASTion Notes as described above.  Per the terms of the amended 2010 Bridge Loan Agreement, as described above, the repayment of the CASTion Notes triggered the Company’s right to convert the entire outstanding balance of principal and interest on the 2010 Bridge Notes (approximately $4.5 million) into Series B Convertible Preferred Stock, and the Company intends to effect such conversion in August 2011.  The 2011 Bridge Loans will be cancelled in payment of the warrant exercise price for purchase of Series B Convertible Preferred Stock in August 2011. If the Company fully effects its plan to convert the 2010 Bridge Notes and 2011 Bridge Notes in August 2011, the Company expects to have approximately $1.4 million of convertible debt remaining on its balance sheet after such conversion.

Management is actively seeking to raise substantial working capital through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations.  Management is also actively pursuing commercial contracts to generate operating revenue.  Management has determined that the financial success of the Company is partly dependent upon the Company’s ability to collaborate with financially sound third parties to pursue projects involving the Technologies.

Note 2:  Management's consideration of going concern matters

The Company has incurred net losses since inception and will require substantial additional capital to continue commercialization of the Company’s power and water technologies (the “Technologies”) and to fund the Company’s liabilities, which included approximately $1.5 million of payroll tax liabilities (see Note 14) and approximately $2 million of other current liabilities at December 31, 2010.  In addition, the Company may be subject to tax liens if it cannot satisfactorily settle the outstanding payroll tax liabilities and may also face criminal and/or civil action with respect to the impact of the payroll tax matters (see Note 14).  The consolidated financial statements have been prepared assuming the Company will continue as a going concern, realizing assets and liquidating liabilities in the ordinary course of business and do not reflect any adjustments that might result from the outcome of the aforementioned uncertainties.  Management is considering several alternatives for mitigating these conditions.

As more fully described in Notes 4 and 15, the Company entered into a Bridge Loan Agreement with certain investors on March 10, 2010 and amended on June 30, 2010 and February 25, 2011 that provided $4.6 million of funding to the Company.  Of this amount, $1.9 million was converted into the Company’s Series B Convertible Preferred Stock.  Also, as more fully described in Note 9, the Company issued 2,083,334 shares of Series B Convertible Preferred Stock in August 2010 to certain investors that raised $5 million of additional capital.

As detailed in Note 15, the Company entered into Note Amendment and Forbearance Agreements in January 2011 with the holders of Convertible Promissory Notes originally due May 31, 2010.  As part of these agreements, the Company issued Amended Notes that extended the maturity date until February 29, 2012.  Also, as detailed in Note 15, the Company entered into Note Extension and Amendment Agreements with the holders of the Bridge Notes in February 2011 to extend the maturity date until February 29, 2012.

Management is actively seeking to raise substantial additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive.  Management is also actively pursuing commercial contracts to produce fees from projects involving the Technologies.  Management has determined that the financial success of the Company may be largely dependent upon the ability and financial resources of established third parties collaborating with the Company with respect to projects involving the Technologies.